CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Accounts receivable, net of allowance	$ 95	$ 76
Inventory, net of reserves	$ 118	$ 144
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, par value	$ 0.001	$ 0.001
Series B convertible preferred stock, authorized	3	3
Series B convertible preferred stock, issued	0	1.2
Series B convertible preferred stock, outstanding	0	1.2
Series B convertible preferred stock, liquidation preference	$ 0	$ 1,200
Series C convertible preferred stock, par value	$ .001	$ .001
Series C convertible preferred stock, authorized	9.00	9.00
Series C convertible preferred stock, issued	5.6	0.00
Series C convertible preferred stock, outstanding	5.6	0.00
Series C convertible preferred stock, liquidation preference	$ 5,555	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	195,000	195,000
Common stock, Issued	2,371,017	96,889
Common stock, outstanding		96,889